Accounts Receivable, Net	12 Months Ended
Mar. 31, 2019
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is analyzed as follows:

	As of March 31,
	2018	2019
	$	$

Accounts receivable	2,223	2,264
Allowances for doubtful receivables	-	-
	2,223	2,264

Details of the movements of the allowances for doubtful receivables are as follows:

	Year ended March 31,
	2017	2018	2019
	$	$	$

At beginning of year	6	66	-
Write-down (reversal) for the year	60	(66)	-
At end of year	66	-	-